Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 864,392	$ 17,778,895
Accounts receivable	4,986,688	2,032,717
Prepaid income tax	552,094
Prepayments	14,448,012	4,269,611
Total current assets	20,852,868	24,082,696
NONCURRENT ASSETS
Property, plant, and equipment, net	21,941	13,380
Intangible assets, net	18,824,416	903,768
Right-of-use asset, net	36,511	42,574
Total noncurrent assets	18,882,868	959,722
TOTAL ASSETS	39,735,736	25,042,418
CURRENT LIABILITIES
Taxes payable	395,772	1,404,128
Deferred revenue	368,066
Accrued liabilities and other payables	348,627	541,050
Lease liability	17,052	15,833
Total current liabilities	1,130,926	1,968,372
NONCURRENT LIABILITIES
Deferred tax liabilities, net	318,603
Lease liability	19,459	26,741
Total noncurrent liabilities	338,062	26,741
TOTAL LIABILITIES	1,468,988	1,995,113
COMMITMENT AND CONTINGENCY
SHAREHOLDERS’ EQUITY
Ordinary shares, par value $0.001125, 883,000,000 shares authorized, 54,375,000 shares and 45,375,000 shares issued and outstanding as of March 31, 2023 and September 30, 2022, respectively	61,172	51,047
Paid in capital	30,674,988	18,918,303
Accumulated other comprehensive loss	1,481,084	(607,052)
Retained earnings	6,049,504	4,685,007
TOTAL SHAREHOLDERS’ EQUITY	38,266,748	23,047,305	$ 1,261,233
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	39,735,736	25,042,418
One Eighty Holdings Ltd [Member]
CURRENT ASSETS
Cash and cash equivalents	1,434,174	783,282	709,997
Accounts receivable	2,763,511	3,001,187	867,362
Deposit and prepayments	775,381	218,725	121,225
Short-term investment	132,855	126,464	20,233
Total current assets	5,200,414	4,478,187	1,935,078
NONCURRENT ASSETS
Property, plant, and equipment, net	2,693,177	2,587,890	2,997,086
Long-term investment	226,600	215,700	477,600
Deferred tax assets, net	44,387	43,785	219,402
Right-of-use asset, net	2,530	2,907	4,284
Total noncurrent assets	2,966,694	2,850,282	3,698,372
TOTAL ASSETS	8,167,108	7,328,469	5,633,450
CURRENT LIABILITIES
Taxes payable	253,817	567,870	124,807
Accounts payable	146,221	233,813	177,864
Customer deposits	368,422	404,462	241,026
Accrued liabilities and other payables	483,564	346,173	249,485
Lease liability	1,063	1,011	1,065
Total current liabilities	1,587,118	1,866,069	894,589
NONCURRENT LIABILITIES
Loan payables	2,289,569	2,254,535	2,674,052
Lease liability	1,467	1,896	3,219
Total noncurrent liabilities	2,291,036	2,256,431	2,677,271
TOTAL LIABILITIES	3,878,154	4,122,500	3,571,860
SHAREHOLDERS’ EQUITY
Paid in capital	336,055	336,055	336,055
Accumulated other comprehensive loss	(506,884)	(391,929)	(89,087)
Less: dividend		(290,375)
Retained earnings	4,459,783	3,552,218	1,814,622
TOTAL SHAREHOLDERS’ EQUITY	4,288,954	3,205,969	2,061,590
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,167,108	7,328,469	5,633,450
Preferred Class A [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.001125, 5,000,000 shares authorized, no shares issued and outstanding
Related Party [Member]
CURRENT ASSETS
Due from related parties	1,682	1,473
CURRENT LIABILITIES
Due to related parties	1,409	7,361
Related Party [Member] | One Eighty Holdings Ltd [Member]
CURRENT ASSETS
Due from related parties	94,493	348,529	216,261
CURRENT LIABILITIES
Due to related parties	$ 334,031	$ 312,740	$ 100,342